NOTE 7 - COMMITMENTS & CONTINGENCIES (Tables)	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]
Year ending December 31, 2013	$34,046
Total	$34,046

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Within one year	$77,940
$77,940